EQUITY - Noncontrolling Interest (Q1) (Details) - shares shares in Thousands	Jul. 16, 2020	Mar. 31, 2021	Dec. 31, 2020	Jul. 15, 2020
SmarterChaos | DMSH
Noncontrolling Interest [Line Items]
Equity issued to acquiree (in shares)	307
DMSH | Prism and Clairvest Direct Seller
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners		44.50%		44.50%
DMS | Prism and Clairvest Direct Seller
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners		43.90%	44.80%